Earnings Per Share - Summary of Earnings and Weighted Average Number of Ordinary Shares Outstanding in Computation of Earnings Per Share (Detail) shares in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 TWD ($) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 TWD ($) shares	Dec. 31, 2023 TWD ($) shares
Earnings per share [line items]
Profit for the year attributable to owners of the Company	$ 40,015,755	$ 1,275,606	$ 32,378,936	$ 35,457,908
Effect of potentially dilutive ordinary shares:
Potential ordinary shares of the subsidiary	(1,268,608)	(40,440)	(747,333)	(494,272)
Earnings used in the computation of diluted earnings per share	$ 38,747,147	$ 1,235,166	$ 31,631,603	$ 34,963,636
Weighted average number of ordinary shares in the computation of basic earnings per share	4,341,193	4,341,193	4,318,991	4,295,871
Effect of potentially dilutive ordinary shares:
Employee share options	76,886	76,886	70,534	42,045
Employees' compensation	536	536	623	924
Employee restricted stock awards	10,938	10,938	1,865	8,830
Weighted average number of ordinary shares in the computation of diluted earnings per share	4,429,553	4,429,553	4,392,013	4,347,670